OBLIGATIONS UNDER CAPITAL LEASE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Details)
Office and warehouse facilities	$ 172,026	$ 224,037
Accumulated amortization	(137,621)	(144,870)
Property, net	$ 34,405	$ 79,167